Total
Conestoga Small Cap Fund
Investment Objective
The Conestoga Small Cap Fund seeks to provide long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Conestoga Small Cap Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example

This Example is intended to help you compare the cost of investing in the Conestoga Small Cap Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated (the Example for one year reflects the contractual expense limitation described above; the amounts for the other years reflect the Fund’s gross expenses) and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year (ended September 30, 2015) the Fund’s portfolio turnover rate was 11.66% of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets in equity securities of small-cap companies. Equity securities include American depositary receipts (“ADRs”), convertible securities, foreign and domestic common and preferred stocks, rights and warrants. While there is no limit on investing in foreign securities, the Fund doesn’t expect investments in foreign securities to exceed 20% of the Fund’s total assets. Through March 31, 2016, the Fund will consider “Small-cap companies” to be companies that, at the time of purchase, have market capitalizations of up to $2.5 billion. Effective April 1, 2016, the Fund will consider “Small-cap companies” to be companies that have market capitalizations of up to $3 billion. The Fund will not change this policy unless it notifies shareholders at least 60 days in advance. For purposes of this policy, “net assets” includes any borrowings for investment purposes. The Adviser follows an investment style sometimes called “GARP” or “Growth At a Reasonable Price.” The Adviser generally invests the Fund’s assets in small-cap companies with expected earnings growth that exceed that of the average of all U.S. publicly traded companies, where valuations seem reasonable compared to the expected earnings growth, where fundamental financial characteristics appear to be strong, where (in the Adviser’s opinion) the business model offers sustainable competitive advantage, and where management has an important ownership stake in the company. The Adviser uses a bottom-up approach in selecting securities. There is no guarantee that the Fund will achieve its objective.

Principal Risks

You may lose money by investing in the Fund. The Fund is subject to the following principal risks, more fully described in “Risks Factors” in this prospectus. The Fund’s net asset value and total return may be adversely affected for a number of reasons, including, without limitation, if any of the following occurs:

- The market values of securities acquired by the Fund decline;

- The Adviser does not execute the Fund’s principal investment strategies effectively;

- A security’s price fluctuates in response to events affecting the issuer’s profitability or viability;

- Smaller, less seasoned companies lose market share or profits to a greater extent than larger, established companies in times of deteriorating economic conditions;

- A company’s earnings do not increase as expected;

Foreign securities markets may be more volatile and subject to less governmental supervision than their counterparts in the U.S. Foreign securities are subject to fluctuations in currency exchange rates.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the performance of Investors Class shares of the Fund from year to year and by showing how the Fund’s average annual returns for one, five and ten year periods compare with those of broad measures of market performance. Past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website: www.conestogacapital.com/mutual_funds.htm.

The returns below represent the returns for Investors Class shares of the Small Cap Fund (formerly, “Shares”). Institutional Class shares and Investors Class shares of the Small Cap Fund have returns that are substantially similar because they represent investments in the same portfolio securities and differ only to the extent that they have different expenses.

Calendar Year Total Return

During the period shown in the chart, the Fund’s best performing quarter was for the three months ended 06/30/2009: 19.10%. During the same period, the Fund’s worst performing quarter was for the three months ended 12/31/2008: -21.51%.

This table compares the Fund’s average annual total returns for Investors Class shares for the periods ended December 31, 2015 to those of the Russell 2000 Index and the Russell 2000 Growth Index. Institutional Class shares and Investors Class shares of the Small Cap Fund have returns that are substantially similar because they represent investments in the same portfolio securities and differ only to the extent that they have different expenses. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates. These after-tax returns do not reflect the effect of any applicable state or local taxes. Your after-tax returns may differ from those shown. After-tax returns are not relevant to shareholders investing through tax-deferred programs such as an IRA plan. Future results may be different from those shown.

Average Annual Total Returns as of 12/31/15

Institutional Advisors LargeCap Fund
Investment Objective
The Institutional Advisors LargeCap Fund seeks to provide long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Advisors LargeCap Fund.
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)

Example

This example is intended to help you compare the cost of investing in the Institutional Advisors LargeCap Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated (the Example for one year reflects the contractual expense limitation described above; the amounts for the other years reflect the Fund’s gross expenses).  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25.27% of the average portfolio value.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in the equity securities of large-capitalization companies (generally, companies in the $5 billion and more capitalization range of the Standard & Poor’s 500 Index (“S&P 500 Index”)). The Fund will not change this policy unless it notifies shareholders at least 60 days in advance. Equity securities include convertible securities and domestic common stocks, among other things.

The Adviser’s style can best be described as a long-term, disciplined investment approach aimed at providing clients with strong returns, but which is absent of leverage, aggressive or untested techniques, and market timing. The Adviser focuses on providing superior investment performance along with reduced volatility, offering disciplined proprietary investment strategies, while maintaining broad sector and portfolio diversification.

Principal Risks

You may lose money by investing in the Fund. The Fund is subject to the following principal risks, more fully described in the section of this prospectus entitled “Risk Factors”. The Fund’s net asset value and total returns may be adversely affected if any of the following occurs:

- The market values of securities acquired by the Fund decline.

- Large capitalization securities underperform other segments of the equity market or equity markets as a whole.

- The Adviser does not execute the Fund’s principal investment strategies effectively.

- Security prices fluctuate in response to events affecting an issuer’s profitability or viability.

- There is no assurance that large companies can withstand serious deterioration during periods of severe economic distress.

An investment in the Fund is not a deposit of National Penn Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year, five year, ten year, and since the Fund’s inception compare with those of broad measures of market performance. Past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website: www.ialfx.com.

On March 31, 2009, the National Penn ITC (“NPITC”) Equity Fund, a collective investment fund, was converted to the Fund. The information below, for periods prior to March 31, 2009, includes the past performance of the NPITC Equity Fund, a separate account managed by Institutional Advisors, a business unit of National Penn Investors Trust Company, the predecessor investment entity to the Adviser in a fashion that is in all material respects equivalent to the management of the Fund. The data below reflects NPITC Equity Fund’s performance information over a period before the Fund’s registration statement became effective. The relevant account was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act; and if the relevant account was registered under the 1940 Act, its performance may have been adversely affected. The prior performance has been restated to reflect the imposition of the total expenses of the Fund for its initial fiscal year rather than the actual expenses of the NPITC Equity Fund.

During the period shown in the chart, the Fund’s best performing quarter was for the three months ended December 31, 2013: 28.29%. During the same period, the Fund’s worst performing quarter was for the three months ended December 31, 2008: (29.89)%.

In the following table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates. These after-tax returns do not reflect the effect of any applicable state or local taxes. Your after-tax returns may differ from those shown. After-tax returns are not relevant to shareholders investing through tax-deferred programs such as an IRA plan. Future results may be different from those shown.

Average Annual Total Returns as of 12/31/2015:

Conestoga SMid Cap Fund
Investment Objective
The Conestoga SMid Cap Fund seeks to provide long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Conestoga SMid Cap Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example

This Example is intended to help you compare the cost of investing in the Conestoga SMid Cap Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated (the Example for one year reflects the contractual expense limitation described above; the amounts for the other years reflect the Fund’s gross expenses) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period (ended September 30, 2015), the Fund’s portfolio turnover rate was 12.63% of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets in equity securities of small-to-mid (“smid”) capitalization companies. Equity securities include American depositary receipts (“ADRs”), convertible securities, foreign and domestic common and preferred stocks, rights and warrants. While there is no limit on investing in foreign securities, the Fund does not expect investment in foreign securities to exceed 20% of the Fund’s total assets. “Small and Mid-cap companies” are companies that, at the time of initial purchase, have market capitalizations between $250 million and $12 billion. The Fund will not change this policy unless it notifies shareholders at least 60 days in advance. For purposes of this policy, “net assets” includes any borrowings for investment purposes. The Adviser follows an investment style sometimes called “GARP” or “Growth At a Reasonable Price.” The Adviser generally invests the Fund’s assets in Small and Mid-cap companies with expected earnings growth that exceed that of the average of all U.S. publicly traded companies, where valuations seem reasonable compared to the expected earnings growth, where fundamental financial characteristics appear to be strong, where (in the Adviser’s opinion) the business model offers sustainable competitive advantage, and where management has an important ownership stake in the company. The Adviser uses a bottom-up approach in selecting securities.

Principal Risks

You may lose money by investing in the Fund and there is no guarantee that the Fund will achieve its objective. The Fund is subject to the following principal risks, more fully described in “Risk Factors” in this prospectus. The Fund’s net asset value and total return may be adversely affected for a number of reasons, including, without limitation, if any of the following occurs:

- The market values of securities acquired by the Fund decline;

- The Adviser does not execute the Fund’s principal investment strategies effectively;

- A security’s price fluctuates in response to events affecting the issuer’s profitability or viability;

- A company’s earnings do not increase as expected;

- Small and Mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies;

Foreign securities markets may be more volatile and subject to less governmental supervision than their counterparts in the U.S. Foreign securities are subject to fluctuations in currency exchange rates.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the performance of Investors Class shares of the Fund from year to year and by showing how the Fund’s average annual returns for one, five and ten year periods compare with those of broad measures of market performance. Past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website: www.conestogacapital.com/mutual_funds.htm.

The returns below represent the returns for Investors Class shares of the SMid Cap Fund (formerly, “Shares”). Institutional Class shares and Investors Class shares of the SMid Cap Fund have returns that are substantially similar because they represent investments in the same portfolio securities and differ only to the extent that they have different expenses.

Calendar Year Total Return

During the period shown in the chart, the Fund’s best performing quarter was for the three months ended 12/31/2015: 5.88%. During the same period, the Fund’s worst performing quarter was for the three months ended 09/30/2014: -7.62%.

This table compares the Fund’s average annual total returns for Investors Class shares for the periods ended December 31, 2015 to those of the Russell 2500 Index and the Russell 2500 Growth Index. Institutional Class shares and Investors Class shares of the SMid Cap Fund have returns that are substantially similar because they represent investments in the same portfolio securities and differ only to the extent that they have different expenses. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates. These after-tax returns do not reflect the effect of any applicable state or local taxes. Your after-tax returns may differ from those shown. After-tax returns are not relevant to shareholders investing through tax-deferred programs such as an IRA plan. Future results may be different from those shown.

Average Annual Total Returns as of 12/31/15

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.